Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Jun. 28, 2022
C000257150
Account Value [Line Items]
Line Graph and Table Measure Name	CPII
Account Value	$ 11,246	$ 11,191	$ 11,086	$ 11,074	$ 10,937	$ 10,831	$ 10,848	$ 10,647	$ 10,600	$ 10,622	$ 10,758	$ 10,791	$ 10,899	$ 10,600	$ 10,607	$ 10,438	$ 10,312	$ 10,387	$ 10,629	$ 10,474	$ 10,262	$ 10,275	$ 10,144	$ 10,068	$ 10,089	$ 10,158	$ 10,122	$ 9,867	$ 10,129	$ 10,125	$ 10,350	$ 10,038	$ 10,216	$ 10,168	$ 10,018	$ 10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 10,804	$ 10,762	$ 10,758	$ 10,526	$ 10,471	$ 10,645	$ 10,534	$ 10,802	$ 10,659	$ 10,508	$ 10,268	$ 10,172	$ 10,002	$ 10,261	$ 10,167	$ 10,313	$ 10,342	$ 9,960	$ 9,529	$ 9,682	$ 9,934	$ 9,998	$ 10,005	$ 10,041	$ 10,151	$ 10,090	$ 9,840	$ 10,101	$ 9,800	$ 9,844	$ 9,495	$ 9,620	$ 10,054	$ 10,346	$ 10,100	$ 10,000